INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Change in valuation allowance			$ (87)	$ 23	$ 45
Income tax (expense) benefit	(37)	18	(137)	(179)	(113)
Effective tax rate (as a percent)	35.00%
Net increase in unrecognized tax benefits with a corresponding income tax expense	3	1
Luxembourg
INCOME TAXES
Change in valuation allowance	$ 4	$ 1